Stock Options (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Options
Balance, Outstanding	171,596	166,767	4,800,000
Expired/Cancelled	(1,333)	(149,437)	(1,415,000)
Exercised		(7,333)	(430,000)
Granted		161,600	2,048,000
Balance, Outstanding	170,263	171,596	166,767
Balance, Exercisable	146,231	4,262,000
Weighted Average Exercise Price
Balance, Outstanding	$ 11.17	$ 21.30	$ 0.71
Expired/Cancelled	12.90	29.51	0.66
Exercise Price		4.09	0.15
Granted		11.66	1.00
Balance, Outstanding	11.16	11.17	$ 21.30
Balance, Exercisable	$ 10.51	$ 0.34
Weighted Average Remaining Contractual Term, Outstanding (Years)	4 years 18 days	4 years 3 months 18 days
Weighted Average Remaining Contractual Term, Exercisable (Years)	4 years 18 days	4 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding	$ 30,000	$ 140,634
Aggregate Intrinsic Value, Exercisable	$ 30,000	$ 136,853